SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS (Details) - SGD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right of Use Assets
2025	$ 1,238
2026 – 2029	13
2030 onwards
2025	(29)
2026 onwards	(1)
Present value of lease liabilities – Right of Use Assets	1,221
Operating Lease, Liability [Abstract]
Current liabilities – Right of Use Assets	1,209	$ 2
Non-current liabilities – Right of Use Assets	12	5
Total operating lease liabilities	$ 1,221	$ 7
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, non-current	Lease liabilities, non-current
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	OperatingAndFinanceLeaseLiability	OperatingAndFinanceLeaseLiability
Hire Purchase
2025	$ 6,736
2026 – 2029	7,160
2030 onwards	26
2025	(524)
2026 onwards	(333)
Present value of lease liabilities – Hire Purchase	13,065
Finance Lease, Liability [Abstract]
Current liabilities – Hire Purchase	6,212
Non-current liabilities – Hire Purchase	6,853
Finance lease liabilities – Hire Purchase	$ 13,065
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, non-current
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	OperatingAndFinanceLeaseLiability
Current liabilities	$ 6,212
Non-current liabilities	6,853
Lease liabilities	$ 13,065